united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 3/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015
Shares		Value
	COMMON STOCK - 57.5%
	BRITAIN - 42.6%
15,714	3i Group PLC	$ 112,463
50,000	3i Infrastructure PLC	118,836
21,180	Candover Investments PLC *	98,824
9,835	Graphite Enterprise Trust PLC	85,359
45,000	HICL Infrastructure Co. Ltd.	104,483
15,000	Intermediate Capital Group PLC	112,049
34,917	LMS Capital PLC *	41,183
18,789	Melrose Industries PLC	77,352
30,000	Standard Life European Private Equity Trust PLC	98,808
14,844	SVG Capital PLC *	111,324
		960,681
	FRANCE - 4.1%
7,500	Altamir	93,421

	SWEDEN - 4.5%
15,000	Ratos AB	102,743

	UNITED STATES - 6.3%
17,500	Fortress Investment Group LLC	141,225

	TOTAL COMMON STOCK (Cost - $1,301,620)	1,298,070

	INVESTMENT COMPANIES - 26.3%
	UNITED STATES - 26.3%
12,500	Apollo Investment Corp.	95,938
5,000	Ares Capital Corp.	85,850
10,000	Fifth Street Finance Corp.	73,000
15,000	KCAP Financial, Inc.	100,950
12,500	OHA Investment Corp.	65,875
10,000	Prospect Capital Corp.	84,500
5,000	TPG Specialty Lending, Inc.	86,050

	TOTAL INVESTMENT COMPANIES (Cost - $594,721)	592,163

	LIMITED PARTNERSHIPS - 16.3%
	UNITED STATES - 16.3%
4,550	Blackstone Group LP	176,949
4,000	Carlyle Group LP	108,400
3,650	KKR & Co. LP	83,257

	TOTAL LIMITED PARTNERSHIPS (Cost - $340,842)	368,606

	SHORT-TERM INVESTMENTS - 0.5%
	MONEY MARKET FUND - 0.5%
10,210	Fidelity Institutional Treasury Only Portfolio - Institutional Class, 0.14%** (Cost - $10,210)	10,210

	TOTAL INVESTMENTS - 100.6% (Cost - $2,247,393) (a)	$ 2,269,049
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6) %	(12,434)
	NET ASSETS - 100.0%	$ 2,256,615

LLC - Limited Liability Company
PLC - Public Limited Corporation
* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $2,332,679 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 55,274
	Unrealized Depreciation:	(118,904)
	Net Unrealized Depreciation:	$ (63,630)

Listed Private Equity Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2015

Holding By Sector	% of Net Assets
Private Equity	41.2%
Investment Companies	26.2%
Closed-end Funds	24.3%
Commercial Finance	5.0%
Miscellaneous Manufacturing	3.4%
Money Market	0.5%
100.6%

Listed Private Equity Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited) (Continued)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided each such valuation represents fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,298,070	$ -	$ -	$ 1,298,070
Investment Companies	592,163	-	-	592,163
Limited Partnerships	368,606	-	-	368,606
Short-Term Investments	10,210	-	-	10,210
Total	$ 2,269,049	$ -	$ -	$ 2,269,049

For a detailed break-out of common stock by geographic classification, please refer to the Schedule of Investments
There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 5/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, President

Date 5/26/2015

By

*/s/ Erik Naviloff

Erik Naviloff, Treasurer

Date 5/26/2015